Vanguard Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Bond Funds (70.0%)
Vanguard Variable Insurance Fund—Total Bond Market Index Portfolio	12,823,024	156,569
International Bond Fund (29.9%)
Vanguard Total International Bond Index Fund Admiral Shares	2,849,448	66,962
Total Investment Companies (Cost $211,859)		223,531
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.098% (Cost $0)		—
Total Investments (99.9%) (Cost $211,859)		223,531
Other Assets and Liabilities-Net (0.1%)		309
Net Assets (100%)		223,840

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York
Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At September 30, 2019, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

Global Bond Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
			Proceeds					Sept. 30,
	Dec. 31, 2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity
Fund	1	NA1	NA1	—	—	2	—	—
Vanguard Total
International Bond Index
Fund	48,815	19,230	5,940	312	4,545	493	—	66,962
Vanguard Variable
Insurance Fund—Total
Bond Market Index
Portfolio	114,099	44,385	10,266	534	7,817	3,435	—	156,569
Total	162,915	63,615	16,206	846	12,362	3,930	—	223,531
1 Not applicable—purchases and sales are for temporary cash investment purposes.